Loans And Borrowings - Disclosure of Detailed Information About Borrowings Explanatory (Detail) - CAD ($)	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debenture payable to Industry Canada		$ 22,295,710		$ 19,534,988
Loan payable to related party		1,834,307		2,419,377
Current	$ 10,399,574	12,447,939		3,431,251
Non-current	19,586,233	767,662		9,721,049
Total	29,985,807	13,215,601	[1],[2]	13,152,300	[2]
Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Term loan	6,623,292	9,275,683		10,928,055
Promissory Notes [Member]
Disclosure of detailed information about borrowings [line items]
Promissory notes	19,342,593	0
Nations Interbanc Facility [Member]
Disclosure of detailed information about borrowings [line items]
Nations Interbanc facility	2,975,021	2,639,143		1,137,360
Debenture Payable To Industry Canada [Member]
Disclosure of detailed information about borrowings [line items]
Debenture payable to Industry Canada	0	26,412		76,227
Loan Payable To Related Party [Member]
Disclosure of detailed information about borrowings [line items]
Loan payable to related party	349,980	335,860		318,428
Oracle Financing [Member]
Disclosure of detailed information about borrowings [line items]
Oracle financing	632,034	826,418		427,250
Other Loans And Financing [Member]
Disclosure of detailed information about borrowings [line items]
Other loans and financing	$ 62,887	$ 112,085		$ 264,980

[1]	Includes term loan with a carrying value of $9,275,683 classified as current due to covenant breach. Assuming term loan is repaid in accordance with agreement to maturity, the undiscounted contractual cash flows for loans and borrowings would be $2,933,739, $5,472,193, and $4,143,888 , respectively for the periods presented above.
[2]	Note 30(b) includes the reconciliation of movements of liabilities to cash flows arising from financing activities.